CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Revenue - Shipping	$ 1,015,745	$ 962,803	$ 1,224,520
Revenue - Product Services	2,566,394	2,600,944	1,722,820
Cost of cargo and delivery expenses - Product Services	(2,460,924)	(2,390,929)	(1,547,059)
Voyage expenses - Shipping	(348,238)	(383,798)	(509,340)
Vessel operating expenses	(126,299)	(84,984)	(82,192)
Time charter contracts (non-lease components)	(15,219)	(19,675)	(20,350)
General and administrative expenses	(76,496)	(71,134)	(56,773)
Charter hire expenses	(667)	(1,041)	(30,712)
Fair value (loss)/gain from equity financial asset	(1,172)	1,326
Finance lease income	895	635	278
Other operating (expense)/income - net	(6,461)	1,332	(993)
Depreciation	(255,561)	(201,338)	(217,121)
Amortisation of intangible assets	(368)	(843)	(762)
Gain on disposal of vessels	56,708	20,391	42,374
Loss on derecognition of right-of-use assets	(289)		(961)
Operating profit	348,048	433,689	523,729
Foreign currency exchange gain/(loss) - net	1,574	(1,651)	(345)
Interest income	9,302	15,617	10,121
Interest expense	(53,046)	(19,849)	(27,304)
Other finance expenses	(1,968)	(2,843)	(2,237)
Finance expenses - net	(44,138)	(8,726)	(19,765)
Profit before tax	303,910	424,963	503,964
Income tax expense	(14,199)	(30,095)	(10,965)
Profit after tax	289,711	394,868	492,999
Items that will not be reclassified to profit or loss:
Equity investments at FVOCI - fair value loss	(11,422)	(7,030)
Items that may be reclassified subsequently to profit or loss:
Cash flow hedges - fair value (loss)/gain	(6,561)	62,841	(102,297)
Cash flow hedges - reclassification to profit or loss	(3,995)	(21,464)	49,978
Currency translation reserve	2,204	(1,022)	2,334
Other comprehensive (loss)/income, net of tax	(19,774)	33,325	(49,985)
Total comprehensive income	269,937	428,193	443,014
Profit attributable to:
Equity holders of the Company	242,313	354,296	469,957
Non-controlling interests	47,398	40,572	23,042
Profit after tax	289,711	394,868	492,999
Total comprehensive income:
Equity holders of the Company	222,095	387,797	418,818
Non-controlling interests	47,842	40,396	24,196
Total comprehensive income	$ 269,937	$ 428,193	$ 443,014
Earnings per share attributable to the equity holders of the Company:
Basic earnings per share (US$ per share)	$ 1.6	$ 2.65	$ 3.57
Diluted earnings per share (US$ per share)	$ 1.6	$ 2.64	$ 3.53